Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	20 16	2015

Commercial and Agricultural
Commercial	$47,024,878	$47,781,689
Agricultural	17,079,579	19,193,497

Real Estate
Commercial Construction	30,358,362	40,106,633
Residential Construction	11,830,447	9,413,263
Commercial	349,090,031	346,262,033
Residential	195,579,967	197,002,419
Farmland	66,877,197	61,779,859

Consumer and Other
Consumer	19,695,241	20,605,465
Other	16,747,861	16,490,737

Total Loans	$754,283,563	$758,635,595

Financing Receivable Credit Quality Indicators [Table Text Block]
2016	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$44,249,874	$1,861,757	$913,247	$47,024,878
Agricultural	16,585,646	192,445	301,488	17,079,579

Real Estate
Commercial Construction	28,425,373	1,349,447	583,542	30,358,362
Residential Construction	11,630,165	-	200,282	11,830,447
Commercial	327,561,169	9,403,077	12,125,785	349,090,031
Residential	178,618,510	5,658,526	11,302,931	195,579,967
Farmland	65,074,715	839,362	963,120	66,877,197

Consumer and Other
Consumer	19,071,739	225,959	397,543	19,695,241
Other	16,747,861	-	-	16,747,861

Total Loans	$707,965,052	$19,530,573	$26,787,938	$754,283,563

2015

Commercial and Agricultural
Commercial	$44,273,407	$1,927,198	$1,581,084	$47,781,689
Agricultural	18,970,328	17,843	205,326	19,193,497

Real Estate
Commercial Construction	36,516,165	912,295	2,678,173	40,106,633
Residential Construction	9,413,263	-	-	9,413,263
Commercial	320,566,237	13,652,416	12,043,380	346,262,033
Residential	177,054,188	8,545,942	11,402,289	197,002,419
Farmland	56,798,365	929,814	4,051,680	61,779,859

Consumer and Other
Consumer	20,037,996	156,739	410,730	20,605,465
Other	16,465,593	636	24,508	16,490,737

Total Loans	$700,095,542	$26,142,883	$32,397,170	$758,635,595

Past Due Financing Receivables [Table Text Block]
	Accruing Loans
2016	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loan s	Total Loans

Commercial and Agricultural
Commercial	$419,969	$-	$419,969	$634,955	$45,969,954	$47,024,878
Agricultural	33,046	-	33,046	208,522	16,838,011	17,079,579

Real Estate
Commercial Construction	54,001	-	54,001	190,494	30,113,867	30,358,362
Residential Construction	-	-	-	-	11,830,447	11,830,447
Commercial	491,468	-	491,468	6,360,176	342,238,387	349,090,031
Residential	3,178,833	-	3,178,833	3,944,337	188,456,797	195,579,967
Farmland	95,309	-	95,309	799,556	65,982,332	66,877,197

Consumer and Other
Consumer	196,242	122	196,364	212,026	19,286,851	19,695,241
Other	-	-	-	-	16,747,861	16,747,861

Total Loans	$4,468,868	$122	$4,468,990	$12,350,066	$737,464,507	$754,283,563

2015

Commercial and Agricultural
Commercial	$490,727	$-	$490,727	$576,940	$46,714,022	$47,781,689
Agricultural	71,416	-	71,416	178,021	18,944,060	19,193,497

Real Estate
Commercial Construction	90,163	-	90,163	1,642,666	38,373,804	40,106,633
Residential Construction	-	-	-	-	9,413,263	9,413,263
Commercial	6,031,257	-	6,031,257	7,564,691	332,666,085	346,262,033
Residential	3,682,509	-	3,682,509	3,163,571	190,156,339	197,002,419
Farmland	122,696	-	122,696	1,103,354	60,553,809	61,779,859

Consumer and Other
Consumer	469,839	7,799	477,638	178,336	19,949,491	20,605,465
Other	636	-	636	100	16,490,001	16,490,737

Total Loans	$10,959,243	$7,799	$10,967,042	$14,407,679	$733,260,874	$758,635,595

Impaired Financing Receivables [Table Text Block]
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$634,955	$634,955	$-	$539,099	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	190,494	190,494	-	697,893	6,630	7,127
Commercial Real Estate	14,357,601	14,276,688	-	14,274,719	567,349	560,354
Residential Real Estate	4,261,558	3,952,139	-	4,553,322	73,099	190,373
Farmland	920,666	799,556	-	1,016,395	21,526	26,012
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$20,806,832	$20,274,380	$-	$21,505,109	$711,560	$835,456

With An Allowance Recorded
Commercial	-	-	-	30,270	-	-
Agricultural	-	-	-	-	-	-
Commercial Construction	72,296	72,296	21,135	74,098	1,532	1,416
Commercial Real Estate	8,557,582	8,467,135	3,021,943	8,339,666	238,684	235,749
Residential Real Estate	1,475,594	1,467,833	362,521	1,042,750	27,759	32,260
Farmland	379,851	379,851	29,173	384,056	21,098	21,310
Consumer	-	-	-	-	-	-

	$10,485,323	$10,387,115	$3,434,772	$9,870,840	$289,073	$290,735

Total
Commercial	$634,955	$634,955	$-	$569,369	$24,563	$27,142
Agricultural	229,182	208,522	-	210,372	8,794	12,412
Commercial Construction	262,790	262,790	21,135	771,991	8,162	8,543
Commercial Real Estate	22,915,183	22,743,823	3,021,943	22,614,385	806,033	796,103
Residential Real Estate	5,737,152	5,419,972	362,521	5,596,072	100,858	222,633
Farmland	1,300,517	1,179,407	29,173	1,400,451	42,624	47,322
Consumer	212,376	212,026	-	213,309	9,599	12,036

	$31,292,155	$30,661,495	$3,434,772	$31,375,949	$1,000,633	$1,126,191
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$454,423	$454,013	-	$534,814	$17,259	$21,253
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,887,522	1,896,938	-	2,867,061	25,788	27,007
Commercial Real Estate	15,569,340	15,122,486	-	15,430,252	529,376	530,699
Residential Real Estate	5,429,121	4,575,547	-	4,715,162	175,484	159,148
Farmland	1,104,887	1,103,353	-	1,339,863	583	2,076
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$29,820,855	$23,508,793	-	$25,289,234	$752,278	$765,424

With An Allowance Recorded
Commercial	$122,928	$122,928	$94,538	$99,749	$2,275	$2,438
Agricultural	-	-	-	-	-	-
Commercial Construction	76,644	76,644	25,344	92,200	375	375
Commercial Real Estate	8,969,329	8,955,503	1,607,962	6,673,087	213,693	208,657
Residential Real Estate	1,083,127	1,075,367	308,188	1,088,380	16,380	15,873
Farmland	387,968	387,969	37,386	391,060	20,880	20,954
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	$10,639,996	$10,618,411	$2,073,418	$8,344,476	$253,603	$248,297

Total
Commercial	$577,351	$576,941	$94,538	$634,563	$19,534	$23,691
Agricultural	195,654	178,021	-	163,078	(9,957)	10,334
Commercial Construction	6,964,166	1,973,582	25,344	2,959,261	26,163	27,382
Commercial Real Estate	24,538,669	24,077,989	1,607,962	22,103,339	743,069	739,356
Residential Real Estate	6,512,248	5,650,914	308,188	5,803,542	191,864	175,021
Farmland	1,492,855	1,491,322	37,386	1,730,923	21,463	23,030
Consumer	179,908	178,435	-	190,566	13,745	14,907
Other	-	-	-	48,438	-	-

	$40,460,851	$34,127,204	$2,073,418	$33,633,710	$1,005,881	$1,013,721
	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$310,447	$308,817	$-	$679,267	$9,248	$17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,573,141	3,463,502	-	3,376,033	13,111	12,833
Commercial Real Estate	17,129,876	16,227,379	-	18,350,015	462,355	474,936
Residential Real Estate	9,136,987	7,600,073	-	5,690,573	312,024	306,859
Farmland	1,450,759	1,449,226	-	949,003	(8,518)	17,273
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	38,059,962	29,490,794	-	29,505,144	802,520	859,046

With An Allowance Recorded
Commercial	96,580	96,580	96,580	419,464	(299)	-
Agricultural	-	-	-	-	-	-
Commercial Construction	207,308	136,369	53,947	1,528,817	375	375
Commercial Real Estate	6,135,238	6,135,238	456,941	6,415,086	60,629	50,468
Residential Real Estate	2,072,919	2,065,158	414,684	1,829,102	84,177	86,472
Farmland	396,048	396,048	28,962	529,555	13,077	12,210
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	8,908,093	8,829,393	1,051,114	10,722,024	157,959	149,525

Total
Commercial	407,027	405,397	96,580	1,098,731	8,949	17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,780,449	3,599,871	53,947	4,904,850	13,486	13,208
Commercial Real Estate	23,265,114	22,362,617	456,941	24,765,101	522,984	525,404
Residential Real Estate	11,209,906	9,665,231	414,684	7,519,675	396,201	393,331
Farmland	1,846,807	1,845,274	28,962	1,478,558	4,559	29,483
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	$46,968,055	$38,320,187	$1,051,114	$40,227,168	$960,479	$1,008,571

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
201 6	# of Contracts	Pre-Modification	Post-Modification

Commercial Real Estate	1	$91,280	$91,097
Residential Real Estate	1	354,784	354,784

Total Loans	2	$446,064	$445,881

2015

Commercial Real Estate	1	$513,868	$505,978
Residential Real Estate	2	1,106,345	1,035,590

Total Loans	3	$1,620,213	$1,541,568

2014

Farmland	1	$400,778	$400,778
Commercial Construction	1	349,976	349,976
Commercial Real Estate	1	1,771,395	1,775,407
Residential Real Estate	1	49,194	49,194

Total Loans	4	$2,571,343	$2,575,355

Troubled Debt Restructurings That Subsequently Default [Table Text Block]
	201 6		2015		2014
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Residential Real Estate	1	$89,297	-	$-	-	$-

Total Loans	1	$89,297	-	$-	-	$-